December 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”)
Post-Effective Amendment No. 197 under the Securities Act of 1933 and Amendment No. 198 under Investment Company Act of 1940
File Nos. 2-92633 and 811-04087

To the Commission:

Pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Company is transmitting electronically for filing Post-Effective Amendment No. 197 to its Registration Statement on Form N-1A (Amendment No. 198 under the 1940 Act) (the “Amendment”).

The Amendment is being filed pursuant to the conditions and requirements of Rule 485(a) under the 1933 Act for the purpose of amending the Overseas Series’ prospectus and statement of additional information to add Class K and Class R6 Shares.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams

Amy J. Williams

Assistant Corporate Secretary